UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

High Yield Municipal Bond Fund

Semiannual report 11/30/17

A message to shareholders

Dear shareholder,

The divergent performance of bond markets over the latter half of 2017 highlights the need for a diversified approach to fixed income. Credit-sensitive sectors, including high-yield bonds and emerging-market debt, posted gains as investors grew increasingly optimistic about the economic outlook both in the United States and globally, particularly after the passage of sweeping tax reform in the U.S. Segments of the market more sensitive to interest-rate changes, meanwhile, posted muted gains or even losses, as was the case with certain U.S. Treasury securities. The pressures driving these markets could persist for some time: The U.S. Federal Reserve (Fed) continued to gradually normalize interest rates on the back of an improving economy, and that trend is expected to continue into 2018 under new Fed Chairman Jerome Powell.

Environments like these can be challenging for investors: The relative safety offered by high-quality bonds is often tested when rates rise, while the credit segments of the market can be more susceptible to economic volatility. Although there are no easy answers for income-seeking investors, your best resource, as always, is your financial advisor, who can help position your portfolio so that it is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the road.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
High Yield Municipal Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
19	Financial statements
22	Financial highlights
27	Notes to financial statements
33	Continuation of investment advisory and subadvisory agreements
39	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/17 (%)

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/ Baa, according to S&P and Moody's, respectively.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

High-yield municipal bonds advanced

Despite some volatility sparked by political developments at the federal level, high-yield municipal bonds posted positive returns for the reporting period amid continued investor demand for yield.

The fund outperformed its benchmark

The fund's return outpaced that of its benchmark, the Bloomberg Barclays High Yield Municipal Bond Index.

Security selection added value

Individual security selection, particularly among transportation and tobacco-related municipal bonds, contributed the most to the fund's outperformance of the index.

PORTFOLIO COMPOSITION AS OF 11/30/17 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement, tax shortfalls, credit downgrades, or if related projects become unprofitable. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income and capital gains from underlying investments and may vary in the future. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       3

Discussion of fund performance

An interview with Portfolio Manager Cynthia M. Brown, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Cynthia M. Brown
Portfolio Manager
John Hancock Asset Management

Can you discuss the municipal bond market's performance during the six months ended November 30, 2017?

Municipal bonds posted modestly positive returns in a period characterized by meaningful day-to-day volatility. Much of the volatility was driven by a changing political landscape as the federal government debated three key initiatives.

First, President Trump campaigned on plans to increase spending on infrastructure improvements, and since the municipal bond market finances much of the country's infrastructure projects, concerns about increased municipal bond issuance weighed on the municipal bond market early in the period. However, a lack of follow-through eased those concerns, allowing municipal bonds to rebound.

Second, uncertainty surrounding the federal government's efforts to repeal all or a portion of the Affordable Care Act led to volatility among healthcare-related municipal bonds, such as those funding hospitals and other not-for-profit healthcare facilities.

Finally, the tax reform that President Trump signed into law after period end includes a $10,000 limit on the state and local tax deduction, prohibits the advanced refinancing of municipal bonds (known as prerefunding), and ends the tax exemption for private activity municipal bonds (PABs), which finance projects ranging from healthcare and education facilities to housing and economic development. When Congress approved final legislation after the end of the reporting period, the SALT deduction limitation and the pre-refunding prohibition were included, but ending the tax exemption for PABs did not make it through to the final bill. Nonetheless, the proposed changes led to a substantial increase in municipal bond issuance in November and December as municipalities rushed to issue PABs and prerefundings before their possible expiration at the end of the year.

Given the market volatility, municipal bond yields finished the period with mixed results. Short-term municipal bond yields rose, reflecting a short-term interest-rate increase by the U.S. Federal Reserve (Fed) in June and again just after the close of the period, while long-term municipal bond yields declined amid strong investor demand for the relatively high yields of longer-term securities.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       4

"High-yield municipal bonds continued to benefit from robust investor demand for yield in a low-interest-rate environment."

For the six-month period, the broad Bloomberg Barclays Municipal Bond Index returned 0.40%. High-yield municipal bonds outperformed as the fund's benchmark, the Bloomberg Barclays High Yield Municipal Bond Index, returned 1.81%. High-yield municipal bonds continued to benefit from robust investor demand for yield in a low-interest-rate environment.

How was municipal credit quality during the reporting period?

Overall, the credit environment for municipal bonds was stable. State and local tax revenues were generally steady, while fiscal spending remained under control. Several states continued to face a challenging budgetary environment. Pennsylvania received a credit rating downgrade as the state struggled with structural budget imbalances, while the state of New Jersey was downgraded because of persistent unfunded pension liabilities. Both states are among the lowest-rated states in the United States.

However, other troubled states resolved their budget problems. For example, the state of Connecticut approved a budget after a four-month delay. The budget approval enabled the state to provide financial assistance to the city of Hartford, which was on the brink of filing for bankruptcy.

QUALITY COMPOSITION AS OF 11/30/17 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       5

"In the near term, the consequences of the final tax reform legislation will be the most significant theme in the municipal market."

Another example was the state of Illinois, which ended more than two years of political gridlock by approving its first formal budget since the 2015 fiscal year. The state subsequently began to restore funding to local governments, including the city of Chicago and its beleaguered school system.

How did these developments affect the portfolio?

Given the issues facing Pennsylvania, Connecticut, and New Jersey, we were very selective in those states, and the fund's holdings did not include any state general obligation bonds. In Illinois, we had maintained a meaningful position within the portfolio during the past two years of upheaval, with an emphasis on bonds issued by the Chicago Board of Education. These bonds recovered sharply during the reporting period and were a key factor behind the fund's outperformance of its benchmark.

What other factors contributed to the fund's outperformance of the index?

Security selection among transportation-related municipal bonds contributed positively to relative results. In particular, bonds that financed toll roads and airports were among the top contributors to

SECTOR COMPOSITION AS OF 11/30/17 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       6

performance compared with the benchmark. Tobacco revenue bonds, which are backed by a 1998 legal settlement between major tobacco companies and 46 states, also aided performance for the period. Tobacco bonds benefited from strong investor demand for yield.

What detracted from performance versus the benchmark?

The fund's exposure to short-term prerefunded municipal bonds detracted from performance. Short-term bonds were adversely affected by the Fed interest-rate hike in June, as well as expectations of additional interest-rate increases.

Speaking of 2018, what are the important themes affecting the municipal bond market as we enter the new year?

In the near term, the consequences of the final tax reform legislation will be the most significant theme in the municipal market. The elimination of municipal bond prerefundings will likely have a meaningful impact on issuance in 2018, while the reduction in the corporate tax rate could affect demand for municipal bonds from banks and insurance companies.

Beyond tax reform, the economic environment remains a factor influencing the municipal bond market. Although we have seen signs of improvement in the U.S. economy, the overall impact varies from state to state, so we believe prudent security selection will continue to be an important differentiator of performance.

On a longer-term basis, pension funding liabilities for state and local governments remain a concern. Although some states, such as New Jersey, are facing immediate pension funding shortfalls, other states may be able to delay addressing the problem for years to come. We continue to monitor the issue, and it remains an important part of our investment analysis.

MANAGED BY

Cynthia M. Brown On the fund since 2015 Investing since 1984

The views expressed in this report are exclusively those of Cynthia M. Brown, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  NOVEMBER 30, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-17	as of 11-30-17	as of 11-30-17
Class A	2.44	1.90	4.05	-1.65	9.84	48.78	2.37	2.26	4.19
Class B	0.94	1.63	3.86	-2.99	8.43	46.03	1.72	1.61	3.04
Class C	4.94	1.97	3.70	1.02	10.25	43.86	1.72	1.61	3.04
Class I3,4	6.98	2.78	4.51	2.48	14.71	55.40	2.62	2.61	4.63
Class R6[3,4]	6.78	2.75	4.49	2.45	14.50	55.11	2.65	2.64	4.68
Index 1†	9.78	4.08	4.90	1.81	22.16	61.39	—	—	—
Index 2†	5.58	2.55	4.38	0.40	13.42	53.47	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*	Class R6*
Gross (%)	1.01	1.76	1.76	0.76	0.73
Net (%)	0.91	1.66	1.66	0.76	0.73

*Expenses have been estimated for the first year of operations of Class I and Class R6 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bloomberg Barclays High Yield Municipal Bond Index; Index 2 is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B5	11-30-07	14,603	14,603	16,139	15,347
Class C5	11-30-07	14,386	14,386	16,139	15,347
Class I3,4	11-30-07	15,540	15,540	16,139	15,347
Class R6[3,4]	11-30-07	15,511	15,511	16,139	15,347

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/ Baa, according to S&P and Moody's, respectively.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%.
3	Class I shares and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares except they do not include sales charges, and have not been adjusted for class-specific expenses; otherwise returns would vary.
4	For certain types of investors as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2017, with the same investment held until November 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2017, with the same investment held until November 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2017	Ending value on 11-30-2017	Expenses paid during period ended 11-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,024.00	$4.62	0.91%
	Hypothetical example for comparison purposes	1,000.00	1,020.50	4.61	0.91%
Class B	Actual expenses/actual returns	1,000.00	1,020.10	8.41	1.66%
	Hypothetical example for comparison purposes	1,000.00	1,016.70	8.39	1.66%
Class C	Actual expenses/actual returns	1,000.00	1,020.20	8.41	1.66%
	Hypothetical example for comparison purposes	1,000.00	1,016.70	8.39	1.66%
Class I	Actual expenses/actual returns	1,000.00	1,024.80	3.86	0.76%
	Hypothetical example for comparison purposes	1,000.00	1,021.30	3.85	0.76%
Class R6[2]	Actual expenses/actual returns	1,000.00	1,005.80	1.85	0.73%
	Hypothetical example for comparison purposes	1,000.00	1,021.10	3.70	0.73%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
2	The inception date for Class R6 shares is 8-30-17. Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period).
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       11

Fund’s investments

AS OF 11-30-17 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.3%				$170,678,427
(Cost $154,593,613)
Alabama 1.2%				2,133,480
Alabama Special Care Facilities Financing Authority
Children’s Hospital	6.125	06-01-34	2,000,000	2,133,480
Arizona 3.8%				6,689,890
Industrial Development Authority of the City of
Phoenix
Arizona GFF Tiyan LLC	5.375	02-01-41	2,500,000	2,420,750
Maricopa County Industrial Development Authority
Catholic Healthcare West, Series A	6.000	07-01-39	3,000,000	3,181,740
Maricopa County Pollution Control Corp.
Public Service Palo Verde, Series A	6.250	01-01-38	1,000,000	1,087,400
California 5.3%				9,326,285
California Pollution Control Financing Authority
Calplant I Project, AMT (A)	8.000	07-01-39	1,000,000	1,125,370
California Pollution Control Financing Authority
Waste Management Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,045,350
California Statewide Communities Development
Authority
Adventist Health System	5.000	03-01-35	1,250,000	1,426,663
Foothill-Eastern Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,168,960
Orange County Community Facilities District
Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,116,350
River Islands Public Financing Authority
Community Facilities District, Series 2003-1	5.500	09-01-45	1,545,000	1,653,042
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11-01-26	1,500,000	1,790,550
Colorado 4.3%				7,570,115
Park Creek Metropolitan District
Senior Limited Property Tax Supported, Series A	5.000	12-01-45	2,000,000	2,197,320
Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	2,500,000	3,186,175
Regional Transportation District
Denver Transit Partners	6.000	01-15-41	2,000,000	2,186,620
Connecticut 1.4%				2,427,251
Hamden Facility Revenue
Whitney Center Project, Series A	7.625	01-01-30	915,000	963,019
Hamden Facility Revenue
Whitney Center Project, Series A	7.750	01-01-43	1,400,000	1,464,232
Delaware 1.5%				2,622,530
Centerline Equity Issuer Trust
Series A (A)	6.000	10-31-52	1,000,000	1,056,620
Delaware State Economic Development Authority
Indian River Power Authority	5.375	10-01-45	1,500,000	1,565,910

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND 12

	Rate (%)	Maturity date	Par value^	Value
District of Columbia 2.2%				$3,878,790
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (B)	6.500	10-01-41	3,000,000	3,878,790
Florida 3.9%				6,904,352
Celebration Pointe Community Development
District (A)	5.000	05-01-48	1,000,000	1,029,460
City of Pensacola
Airport Revenue, AMT	6.000	10-01-28	2,000,000	2,070,100
Lee County Industrial Development Authority
Cypress Cove Senior Living	5.500	10-01-47	1,000,000	1,072,550
Palm Beach County Health Facilities Authority
Sinai Residences Boca Raton Project, Series C	7.500	06-01-49	1,000,000	1,210,940
Village Community Development District No. 8	6.375	05-01-38	665,000	682,895
Village Community Development District No. 8
Phase II	6.125	05-01-39	770,000	838,407
Georgia 2.1%				3,616,375
Atlanta Development Authority
Proton Treatment Center, Series A1	6.750	01-01-35	1,000,000	1,030,110
Atlanta Development Authority
Proton Treatment Center, Series A1	7.000	01-01-40	1,000,000	1,041,220
Marietta Development Authority
Life University Project	7.000	06-15-30	1,500,000	1,545,045
Guam 1.3%				2,203,380
Guam Government
Series A, GO	7.000	11-15-39	2,000,000	2,203,380
Hawaii 0.6%				1,138,180
Hawaii State Department of Budget & Finance
15 Craigside Place Project, Series A	9.000	11-15-44	1,000,000	1,138,180
Illinois 9.9%				17,324,492
Chicago Board of Education
Series A, GO	7.000	12-01-44	1,000,000	1,172,120
Chicago Board of Education
Series B, GO	6.500	12-01-46	1,000,000	1,149,750
Chicago Board of Education
Series C, GO	5.250	12-01-39	1,000,000	1,036,670
Chicago Board of Education
Series G, GO (C)	9.000	03-01-32	925,000	929,662
Chicago Midway International Airport
Series A, AMT	5.000	01-01-41	1,500,000	1,659,300
Chicago O’Hare International Airport
Customer Facility Charge	5.750	01-01-43	2,000,000	2,306,920
City of Chicago
Series 2005 D-REMK, GO	5.500	01-01-40	1,250,000	1,346,150
City of Chicago
Series A, GO	5.500	01-01-33	1,000,000	1,083,910
City of Chicago
Series A, GO	6.000	01-01-38	1,000,000	1,146,000
Illinois Finance Authority
Wesleyan University	5.000	09-01-46	1,000,000	1,087,710

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND 13

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Illinois Sports Facilities Authority
State Tax Supported (B)	5.250	06-15-32	750,000	$826,485
Metropolitan Pier & Exposition Authority
McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,457,655
State of Illinois, GO	5.000	04-01-27	2,000,000	2,122,160
Indiana 1.3%				2,366,060
Crown Point Economic Development Revenue
Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,321,800
Town of Chesterton
StoryPoint Chesterton Project, Series A-1 (A)	6.125	01-15-34	1,000,000	1,044,260
Kentucky 1.9%				3,291,090
Kentucky Economic Development Finance Authority
Owensboro Medical Health System, Series A	6.500	03-01-45	2,000,000	2,231,680
Owen County Kentucky Waterworks System Revenue
American Water Company Project, Series A	6.250	06-01-39	1,000,000	1,059,410
Louisiana 1.9%				3,256,430
Louisiana Local Government Environmental Facilities
& Community Development Authority
Westlake Chemical Corp., Series A-2	6.500	11-01-35	2,000,000	2,254,820
St. John Baptist Parish Revenue
Marathon Oil Corp., Series A	5.125	06-01-37	1,000,000	1,001,610
Maryland 1.2%				2,097,500
Anne Arundel County Consolidated Special Taxing
District
Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,011,640
Maryland Health & Higher Educational Facilities
Authority
Meritus Medical Center	5.000	07-01-40	1,000,000	1,085,860
Massachusetts 0.6%				1,099,730
Massachusetts Development Finance Agency
Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,099,730
Michigan 0.6%				1,051,575
Michigan Finance Authority
Detroit Water & Sewer, Series C-2, AMT	5.000	07-01-44	500,000	535,590
Michigan Finance Authority
Local Government Loan Program, Series F1	4.500	10-01-29	500,000	515,985
Minnesota 3.1%				5,500,858
City of Anoka
Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	509,085
City of Anoka
Homestead at Anoka, Inc. Project	5.000	11-01-46	1,000,000	1,025,100
City of Anoka
Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	538,350
Housing & Redevelopment Authority of the City of St.
Paul
Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,353,313

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND 14

	Rate (%)	Maturity date	Par value^	Value
Minnesota (continued)
Woodbury Housing & Redevelopment Authority
St. Therese of Woodbury	5.125	12-01-44	1,000,000	$1,035,310
Woodbury Housing & Redevelopment Authority
St. Therese of Woodbury	5.250	12-01-49	1,000,000	1,039,700
Mississippi 0.4%				626,806
Mississippi Business Finance Corp.
System Energy Resources, Inc. Project	5.875	04-01-22	625,000	626,806
Missouri 1.1%				1,909,518
Kirkwood Industrial Development Authority
Aberdeen Heights Project, Series A	5.250	05-15-42	1,000,000	1,051,670
St. Louis Airport Revenue
Lambert St. Louis International Airport, Series A-1	6.625	07-01-34	800,000	857,848
Nevada 0.6%				1,014,110
Sparks Tourism Improvement District No: 1
Sales Tax Revenue, Series A (A)	6.750	06-15-28	1,000,000	1,014,110
New Hampshire 0.3%				548,120
New Hampshire Health & Education Facilities
Authority
Rivermead, Series A	6.875	07-01-41	500,000	548,120
New Jersey 5.4%				9,458,790
Casino Reinvestment Development Authority
Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,061,130
New Jersey Economic Development Authority
Continental Airlines, Inc. Project, AMT	5.250	09-15-29	1,000,000	1,092,960
New Jersey Economic Development Authority
Series WW	5.000	06-15-37	1,000,000	1,071,850
New Jersey Economic Development Authority
Series WW	5.250	06-15-40	1,000,000	1,084,630
New Jersey State Educational Facilities Authority
University of Medicine and Dentistry, Series B	7.500	12-01-32	1,000,000	1,086,160
New Jersey Transportation Trust Fund Authority
Transportation Program, Series AA	5.000	06-15-45	2,000,000	2,136,960
Tobacco Settlement Financing Corp. of New Jersey
Series 1A	5.000	06-01-41	2,000,000	1,925,100
New York 10.1%				17,691,824
Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07-15-43	2,500,000	2,751,500
Brooklyn Arena Local Development Corp.
Barclays Center Project, Series A	5.000	07-15-42	2,000,000	2,217,480
Chautauqua County Industrial Development Agency
Dunkirk Power Project	5.875	04-01-42	2,350,000	2,459,933
New York Liberty Development Corp.
World Trade Center, Class 1-3 (A)	5.000	11-15-44	3,850,000	4,134,554
New York State Dormitory Authority
Orange Regional Medical Center (A)	5.000	12-01-45	1,000,000	1,074,900
Port Authority of New York & New Jersey
5th Installment Special Project, AMT	6.750	10-01-19	100,000	103,972

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND 15

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-42	4,460,000	$4,949,485
North Carolina 0.6%				1,054,880
North Carolina Eastern Municipal Power Agency
Electric, Power & Light Revenues, Series C	6.750	01-01-24	1,000,000	1,054,880
Ohio 5.1%				9,031,071
Buckeye Ohio Tobacco Settlement Financing
Authority, Series A-2	5.125	06-01-24	1,865,000	1,745,360
Buckeye Ohio Tobacco Settlement Financing
Authority, Series A-2	5.875	06-01-30	1,000,000	949,830
Cleveland Ohio Airport Revenue
Continental Airlines, Inc. Project, AMT	5.375	09-15-27	2,510,000	2,517,656
County of Hamilton
Series A	5.000	08-15-42	2,000,000	2,255,640
Ohio Air Quality Development Authority (A)	4.500	01-15-48	500,000	518,865
Southeastern Ohio Port Authority
Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,043,720
Pennsylvania 2.5%				4,450,825
Allegheny County Industrial Development Authority
Environmental Improvements	6.875	05-01-30	1,000,000	1,022,340
Cumberland County Municipal Authority
Diakon Lutheran Ministries Project	4.000	01-01-33	1,250,000	1,266,125
Lancaster County Hospital Authority
Village Project	5.125	07-01-37	1,000,000	1,095,400
Pennsylvania Economic Development Financing
Authority
Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,066,960
Rhode Island 0.6%				1,008,230
Tobacco Settlement Financing Corp.
Series B	4.500	06-01-45	1,000,000	1,008,230
Tennessee 2.5%				4,328,629
Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,328,629
Texas 14.7%				25,867,343
Board of Managers Joint Guadalupe County
City of Seguin Hospital	5.000	12-01-40	1,000,000	1,032,570
Board of Managers Joint Guadalupe County
City of Seguin Hospital	5.000	12-01-45	1,000,000	1,029,170
Central Texas Regional Mobility Authority
SR Lien	6.250	01-01-46	1,000,000	1,137,350
City of Houston Airport System Revenue
Continental Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,101,600
City of Houston Airport System Revenue
United Airlines, Inc. Terminal E Project, AMT	5.000	07-01-29	3,000,000	3,293,580
Dallas/Fort Worth International Airport
Series A, AMT	5.000	11-01-38	1,000,000	1,072,300

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND 16

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Grand Parkway Transportation Corp.
Texas System Toll Revenue, Series A	5.500	04-01-53	1,000,000	$1,135,520
Gulf Coast Industrial Development Authority
CITGO Petroleum Corp., AMT	8.000	04-01-28	1,100,000	1,110,230
Love Field Airport Modernization Corp.
Southwest Airlines Company Project	5.250	11-01-40	1,575,000	1,724,987
Mission Economic Development Corp.
Natgasoline Project, Series A, AMT (A)	5.750	10-01-31	1,000,000	1,048,590
Mission Economic Development Corp.
Natgasoline Project, Series B, AMT (A)	5.750	10-01-31	1,000,000	1,048,590
North Texas Tollway Authority
Highway Revenue Tolls, Prerefunded, Series A	6.250	01-01-39	2,440,000	2,559,609
North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	01-01-39	560,000	585,542
Tarrant County Cultural Education Facilities Finance
Corp.
Air Force Retirement Facility	6.375	11-15-44	2,000,000	2,174,280
Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12-15-26	2,000,000	2,431,320
Texas Private Activity Bond Surface Transportation
Corp.
Blueridge Transportation Group LLC, AMT	5.000	12-31-55	1,000,000	1,095,120
Texas Private Activity Bond Surface Transportation
Corp.
NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,193,750
Travis County Health Facilities Development Corp.
Westminster Manor Project	7.000	11-01-30	155,000	175,891
Travis County Health Facilities Development Corp.
Westminster Manor Project, Prerefunded	7.000	11-01-30	800,000	917,344
Virginia 3.0%				5,186,383
Alexandria Industrial Development Authority
Goodwin House	5.000	10-01-45	1,700,000	1,871,921
Tobacco Settlement Financing Corp.
Series B1	5.000	06-01-47	1,240,000	1,194,802
Washington County Industrial Development Authority
Mountain States Health Alliance, Series C	7.750	07-01-38	2,000,000	2,119,660
Washington 0.6%				1,004,740
Washington Health Care Facilities Authority
Virginia Mason Medical Center	4.000	08-15-42	1,000,000	1,004,740
Wisconsin 1.7%				2,998,795
Public Finance Authority
Rose Villa Project, Series A	5.750	11-15-44	1,000,000	1,079,410
Public Finance Authority
Rose Villa Project, Series A	6.000	11-15-49	1,000,000	1,091,100
Wisconsin Health & Educational Facilities Authority
St. John’s Community, Inc., Series A	7.625	09-15-39	750,000	828,285

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND 17

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.6%				$2,863,000
(Cost $2,863,000)
U.S. Government Agency 1.2%				2,114,000
Federal Agricultural Mortgage Corp. Discount Note	0.950	12-01-17	109,000	109,000
Federal Farm Credit Bank Discount Note	0.950	12-01-17	167,000	167,000
Federal Home Loan Bank Discount Note	0.700	12-01-17	337,000	337,000
Federal Home Loan Bank Discount Note	0.750	12-01-17	167,000	167,000
Federal Home Loan Bank Discount Note	0.900	12-01-17	1,334,000	1,334,000
			Par value^	Value
Repurchase agreement 0.4%				749,000
Barclays Tri-Party Repurchase Agreement dated
11-30-17 at 1.020% to be repurchased at
$749,021 on 12-1-17, collateralized by $766,500
U.S Treasury Notes, 1.250% due 11-15-18 (valued
at $764,023, including interest)			749,000	749,000
Total investments (Cost $157,456,613) 98.9%				$173,541,427
Other assets and liabilities, net 1.1%				1,843,647
Total net assets 100.0%				$175,385,074
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

At 11-30-17, the aggregate cost of investments for federal income tax purposes was $155,693,281. Net unrealized appreciation aggregated to $17,848,146, of which $17,905,345 related to gross unrealized appreciation and $57,199 related to gross unrealized depreciation.

As a % of total
Insurance coverage	investments
Assured Guaranty Corp.	2.2
Assured Guaranty Municipal Corp.	0.5
TOTAL	2.7

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND 18

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-17 (unaudited)

Assets
Investments, at value (Cost $157,456,613)	$173,541,427
Cash	27,634
Receivable for fund shares sold	191,378
Interest receivable	2,906,548
Receivable from affiliates	3,396
Receivable due from advisor	99
Other receivables and prepaid expenses	100,411
Total assets	176,770,893
Liabilities
Payable for investments purchased	500,000
Payable for fund shares repurchased	741,345
Distributions payable	44,583
Payable to affiliates
Accounting and legal services fees	5,984
Transfer agent fees	5,284
Distribution and service fees	33,959
Trustees' fees	63
Other liabilities and accrued expenses	54,601
Total liabilities	1,385,819
Net assets	$175,385,074
Net assets consist of
Paid-in capital	$164,976,272
Undistributed net investment income	393,699
Accumulated net realized gain (loss) on investments	(6,069,711)
Net unrealized appreciation (depreciation) on investments	16,084,814
Net assets	$175,385,074

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($120,651,782 ÷ 15,049,898 shares)[1]	$8.02
Class B ($3,080,435 ÷ 384,214 shares)[1]	$8.02
Class C ($41,203,836 ÷ 5,139,761 shares)[1]	$8.02
Class I ($8,858,676 ÷ 1,103,306 shares)	$8.03
Class R6 ($1,590,345 ÷ 198,059 shares)	$8.03
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.35

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       19

STATEMENT OF OPERATIONS  For the six months ended 11-30-17 (unaudited)

Investment income
Interest	$4,733,817
Expenses
Investment management fees	524,732
Distribution and service fees	387,732
Accounting and legal services fees	20,065
Transfer agent fees	33,316
Trustees' fees	1,807
State registration fees	47,447
Printing and postage	22,013
Professional fees	39,997
Custodian fees	12,673
Other	6,732
Total expenses	1,096,514
Less expense reductions	(108,471)
Net expenses	988,043
Net investment income	3,745,774
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	602,040
602,040
Change in net unrealized appreciation (depreciation) of
Investments	(288,840)
(288,840)
Net realized and unrealized gain	313,200
Increase in net assets from operations	$4,058,974

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       20

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-17	Year ended 5-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$3,745,774	$8,153,545
Net realized gain (loss)	602,040	(1,039,911)
Change in net unrealized appreciation (depreciation)	(288,840)	(6,622,888)
Increase in net assets resulting from operations	4,058,974	490,746
Distributions to shareholders
From net investment income
Class A	(2,849,531)	(6,941,890)
Class B	(67,344)	(204,270)
Class C	(785,790)	(1,765,860)
Class I1	(194,899)	(66,446)
Class R6[2]	(4,901)	—
Total distributions	(3,902,465)	(8,978,466)
From fund share transactions	(12,182,886)	(10,312,908)
Total decrease	(12,026,377)	(18,800,628)
Net assets
Beginning of period	187,411,451	206,212,079
End of period	$175,385,074	$187,411,451
Undistributed net investment income	$393,699	$550,390

[1]	The inception date for Class I shares is 2-13-17.
[2]	The inception date for Class R6 shares is 8-30-17.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       21

Financial highlights

Class A Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$8.01		$8.33	$8.18	$8.17	$8.62	$8.48
Net investment income[2]	0.17		0.34	0.35	0.37	0.39	0.38
Net realized and unrealized gain (loss) on investments	0.02		(0.28)	0.18	0.03	(0.46)	0.12
Total from investment operations	0.19		0.06	0.53	0.40	(0.07)	0.50
Less distributions
From net investment income	(0.18)		(0.38)	(0.38)	(0.39)	(0.38)	(0.36)
Net asset value, end of period	$8.02		$8.01	$8.33	$8.18	$8.17	$8.62
Total return (%)[3,4]	2.40	[5]	0.76	6.65	4.94	(0.53)	5.91
Ratios and supplemental data
Net assets, end of period (in millions)	$121		$133	$155	$154	$150	$214
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	[6]	1.00	1.00	0.98	1.02	0.97
Expenses including reductions	0.91	[6]	0.89	0.90	0.87	0.91	0.87
Net investment income	4.30	[6]	4.24	4.24	4.47	4.85	4.34
Portfolio turnover (%)	2		27	22	30	14	25

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       22

Class B Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$8.01		$8.33	$8.18	$8.17	$8.62	$8.48
Net investment income[2]	0.14		0.28	0.28	0.31	0.33	0.31
Net realized and unrealized gain (loss) on investments	0.02		(0.28)	0.19	0.03	(0.46)	0.12
Total from investment operations	0.16		—	0.47	0.34	(0.13)	0.43
Less distributions
From net investment income	(0.15)		(0.32)	(0.32)	(0.33)	(0.32)	(0.29)
Net asset value, end of period	$8.02		$8.01	$8.33	$8.18	$8.17	$8.62
Total return (%)[3,4]	2.01	[5]	0.00	5.85	4.16	(1.27)	5.12
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$4	$6	$7	$8	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78	[6]	1.75	1.75	1.73	1.77	1.72
Expenses including reductions	1.66	[6]	1.64	1.65	1.63	1.66	1.62
Net investment income	3.55	[6]	3.48	3.49	3.73	4.11	3.59
Portfolio turnover (%)	2		27	22	30	14	25

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       23

Class C Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$8.01		$8.33	$8.18	$8.17	$8.62	$8.48
Net investment income[2]	0.14		0.28	0.29	0.31	0.33	0.31
Net realized and unrealized gain (loss) on investments	0.02		(0.28)	0.18	0.03	(0.46)	0.12
Total from investment operations	0.16		—	0.47	0.34	(0.13)	0.43
Less distributions
From net investment income	(0.15)		(0.32)	(0.32)	(0.33)	(0.32)	(0.29)
Net asset value, end of period	$8.02		$8.01	$8.33	$8.18	$8.17	$8.62
Total return (%)[3,4]	2.02	[5]	0.00	5.85	4.16	(1.27)	5.12
Ratios and supplemental data
Net assets, end of period (in millions)	$41		$43	$46	$44	$44	$64
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78	[6]	1.75	1.75	1.73	1.77	1.72
Expenses including reductions	1.66	[6]	1.64	1.65	1.63	1.66	1.62
Net investment income	3.56	[6]	3.50	3.49	3.73	4.10	3.59
Portfolio turnover (%)	2		27	22	30	14	25

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       24

Class I Shares Period ended	11-30-17	[1]	5-31-17	[2]
Per share operating performance
Net asset value, beginning of period	$8.02		$7.91
Net investment income[3]	0.18		0.12
Net realized and unrealized gain (loss) on investments	0.02		0.10
Total from investment operations	0.20		0.22
Less distributions
From net investment income	(0.19)		(0.11)
Net asset value, end of period	$8.03		$8.02
Total return (%)[4]	2.48	[5]	2.84	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$9		$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	[6]	0.73	[6]
Expenses including reductions	0.76	[6]	0.73	[6]
Net investment income	4.46	[6]	4.96	[6]
Portfolio turnover (%)	2		27	[7]

[1]	Six months ended 11-30-17. Unaudited.
[2]	The inception date for Class I shares is 2-13-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The portfolio turnover is shown for the period from 6-1-16 to 5-31-17.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       25

Class R6 Shares Period ended	11-30-17	[1]
Per share operating performance
Net asset value, beginning of period	$8.08
Net investment income[2]	0.10
Net realized and unrealized loss on investments	(0.05)
Total from investment operations	0.05
Less distributions
From net investment income	(0.10)
Net asset value, end of period	$8.03
Total return (%)[3]	0.58	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	[5]
Expenses including reductions	0.73	[5]
Net investment income	4.76	[5]
Portfolio turnover (%)	2	[6]

[1]	The inception date for Class R6 shares is 8-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	The portfolio turnover is shown for the period from 6-1-17 to 11-30-17.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       26

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2017, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase

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agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 29, 2017, the fund had a similar agreement that enabled it to participate in a $1 billion unsecured committed line of credit. For the six months ended November 30, 2017, the fund had no borrowings under either line of credit. Commitment fees for the six months ended November 30, 2017 were $2,081.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

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Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2017, the fund has a capital loss carryforward of $8,366,505 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2017:

Capital loss carryforward expiring at May 31		No expiration date
2018	2019	Short-term
$4,265,466	$487,011	$3,614,028

As of May 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforward and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.6250% of the first $75 million of the fund's average daily net assets, (b) 0.5625% of the next $75 million of the fund's average daily net assets, (c) 0.5000% of the next $1.85 billion of the fund's average daily net assets, (d) 0.4800% of the next $2 billion of the fund's average daily net assets; and (e) 0.4500% of the fund's average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

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The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the other expenses of the fund exceed 0.15% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) investment management fees, (f) class-specific expenses, (g) borrowing costs, (h) prime brokerage fees, (i) acquired fund fees and expenses paid indirectly, (j) short dividend expense and (k) investment management fees. This agreement will continue in effect until terminated at any time by the advisor on notice to the fund.

For the six months ended November 30, 2017, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$15,387	Class I	$1,013
Class B	438	Class R6	16
Class C	5,080	Total	$21,934

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2017 were equivalent to a net annual effective rate of 0.55% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

The fund's Distributor has contractually agreed to waive and limit Rule 12b-1 fees for Class A, Class B and Class C shares to the extent necessary to achieve aggregate fees of 0.15%, 0.90% and 0.90%, respectively. The current waiver agreement expires on September 30, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $63,685, $1,809 and $21,043 for Class A, Class B and Class C shares, respectively for the six months ended November 30, 2017.

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Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $224,224 for the six months ended November 30, 2017. Of this amount, $32,009 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $191,442 was paid as sales commissions to broker-dealers and $773 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2017, CDSCs received by the Distributor amounted to $143, $1,042 and $700 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$159,210	$23,373
Class B	18,086	664
Class C	210,436	7,722
Class I	—	1,544
Class R6	—	13
Total	$387,732	$33,316

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$2,034,857	1	1.250%	$71

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Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2017 and for the year ended May 31, 2017 were as follows:

		Six months ended 11-30-17		Year ended 5-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,503,422	$12,073,627	4,919,456	$40,088,707
Distributions reinvested	329,820	2,645,045	786,282	6,378,491
Repurchased	(3,331,646)	(26,753,763)	(7,715,265)	(61,944,529)
Net decrease	(1,498,404)	($12,035,091)	(2,009,527)	($15,477,331)
Class B shares
Sold	216	$1,729	14,616	$119,270
Distributions reinvested	7,095	56,907	21,551	175,005
Repurchased	(122,080)	(981,376)	(272,403)	(2,185,266)
Net decrease	(114,769)	($922,740)	(236,236)	($1,890,991)
Class C shares
Sold	240,928	$1,933,347	981,277	$8,012,288
Distributions reinvested	90,445	725,353	194,774	1,578,279
Repurchased	(543,407)	(4,365,690)	(1,295,129)	(10,404,574)
Net decrease	(212,034)	($1,706,990)	(119,078)	($814,007)
Class I shares[1]
Sold	281,892	$2,265,127	1,046,123	$8,287,451
Distributions reinvested	23,045	185,165	8,045	64,167
Repurchased	(195,031)	(1,569,317)	(60,768)	(482,197)
Net increase	109,906	$880,975	993,400	$7,869,421
Class R6 shares[2]
Sold	211,909	$1,712,497	—	—
Distributions reinvested	537	4,312	—	—
Repurchased	(14,387)	(115,849)	—	—
Net increase	198,059	$1,600,960	—	—
Total net decrease	(1,517,242)	($12,182,886)	(1,371,441)	($10,312,908)

1The inception date for Class I shares is 2-13-17.

2The inception date for Class R6 shares is 8-30-17.

Affiliates of the fund owned 3% of Class R6 shares on November 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $3,440,920 and $13,599,907, respectively, for the six months ended November 30, 2017.

Note 7 — State or region risk

To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states' municipal issuers.

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock High Yield Municipal Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 19-22, 2017 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 22-24, 2017.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 19-22, 2017, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as

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determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services . Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance . In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

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(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2016. The Board also noted that the fund outperformed its peer group average for the one- and ten-year periods and underperformed its peer group average for the three- and five-year periods. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one- and ten-year periods. The Board concluded that the fund's performance has generally been in line with or generally outperformed the historical performance of comparable funds.

Fees and expenses . The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided under the Advisory Agreement.

Profitability/Fall out benefits . In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       35

(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale . In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       36

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services . With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation . In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees . The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance . As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       37

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or generally outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       38

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       39

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF418656	59SA 11/17 1/18

John Hancock

Tax-Free Bond Fund

Semiannual report 11/30/17

A message to shareholders

Dear shareholder,

The divergent performance of bond markets over the latter half of 2017 highlights the need for a diversified approach to fixed income. Credit-sensitive sectors, including high-yield bonds and emerging-market debt, posted gains as investors grew increasingly optimistic about the economic outlook both in the United States and globally, particularly after the passage of sweeping tax reform in the U.S. Segments of the market more sensitive to interest-rate changes, meanwhile, posted muted gains or even losses, as was the case with certain U.S. Treasury securities. The pressures driving these markets could persist for some time: The U.S. Federal Reserve (Fed) continued to gradually normalize interest rates on the back of an improving economy, and that trend is expected to continue into 2018 under new Fed Chairman Jerome Powell.

Environments like these can be challenging for investors: The relative safety offered by high-quality bonds is often tested when rates rise, while the credit segments of the market can be more susceptible to economic volatility. Although there are no easy answers for income-seeking investors, your best resource, as always, is your financial advisor, who can help position your portfolio so that it is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the road.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Tax-Free Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
23	Financial statements
26	Financial highlights
31	Notes to financial statements
37	Continuation of investment advisory and subadvisory agreements
43	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/17 (%)

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Municipal bonds advanced

Despite increased volatility sparked by political developments at the federal level, municipal bonds posted modestly positive returns for the reporting period.

The fund outperformed its benchmark

The fund outpaced the performance of its benchmark, the Bloomberg Barclays Municipal Bond Index.

Security selection added value

Individual security selection, particularly among transportation and healthcare-related municipal bonds, contributed the most to the fund's outperformance of its benchmark.

PORTFOLIO COMPOSITION AS OF 11/30/17 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement, tax shortfalls, credit downgrades or upgrades, or if related projects become unprofitable. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Investing heavily in any one state or region increases exposure to losses in that state or region. Factors that may affect performance include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in credit ratings. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       3

Discussion of fund performance

An interview with Portfolio Manager Cynthia M. Brown, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Cynthia M. Brown
Portfolio Manager
John Hancock Asset Management

Can you discuss the municipal bond market's performance during the six months ended November 30, 2017?

Municipal bonds posted modestly positive returns in a period characterized by meaningful day-to-day volatility. Much of the volatility was driven by a changing political landscape as the federal government debated three key initiatives.

First, President Trump campaigned on plans to increase spending on infrastructure improvements, and since the municipal bond market finances much of the country's infrastructure projects, concerns about increased municipal bond issuance weighed on the municipal bond market early in the period. However, a lack of follow-through eased those concerns, allowing municipal bonds to rebound.

Second, uncertainty surrounding the federal government's efforts to repeal all or a portion of the Affordable Care Act led to volatility among healthcare-related municipal bonds, such as those funding hospitals and other not-for-profit healthcare facilities.

Finally, the tax reform that President Trump signed into law after period end includes a $10,000 limit on the state and local tax (SALT) deduction, prohibits the advanced refinancing of municipal bonds (known as pre-refunding), and ends the tax exemption for private activity municipal bonds (PABs), which finance projects ranging from healthcare and education facilities to housing and economic development. When Congress approved final legislation after the end of the reporting period, the SALT deduction limitation and the pre-refunding prohibition were included, but ending the tax exemption for PABs did not make it through to the final bill. Nonetheless, the proposed changes led to a substantial increase in municipal bond issuance in November and December as municipalities rushed to issue PABs and pre-refundings before their possible expiration at the end of the year.

Given the market volatility, municipal bond yields finished the period with mixed results. Short-term municipal bond yields rose, reflecting a short-term interest-rate increase by the U.S. Federal Reserve (Fed) in June and again just after the close of the period; long-term municipal bond yields declined amid strong investor demand for the relatively high yields of longer-term securities.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       4

"Given the market volatility, municipal bond yields finished the period with mixed results."

For the six-month period, the fund's benchmark, the Bloomberg Barclays Municipal Bond Index, returned 0.40%. By comparison, the Bloomberg Barclays U.S. Aggregate Bond Index, a broad taxable bond market measure, returned 0.68%.

How was municipal credit quality during the reporting period?

Overall, the credit environment for municipal bonds was stable. State and local tax revenues were generally steady, while fiscal spending remained under control.

Several states continued to face a challenging budgetary environment. Pennsylvania received a credit rating downgrade as the state struggled with structural budget imbalances, while the state of New Jersey was downgraded because of persistent unfunded pension liabilities. Both states are among the lowest-rated states in the U.S.

However, other troubled states resolved their budget problems. For example, the state of Connecticut approved a budget after a four-month delay. The budget approval enabled the state to provide financial assistance to the city of Hartford, which was on the brink of filing for bankruptcy.

QUALITY COMPOSITION AS OF 11/30/17 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       5

Another example was the state of Illinois, which ended more than two years of political gridlock by approving its first formal budget since the 2015 fiscal year. The state subsequently began to restore funding to local governments, including the city of Chicago and its beleaguered school system.

How did these developments affect the portfolio?

The fund's exposure to Pennsylvania and New Jersey was modest and included no state general obligation bonds. We had slightly increased the fund's exposure to the state of Illinois and the city of Chicago during the past two years of upheaval. These bonds recovered sharply during the reporting period and were a key factor behind the fund's outperformance of its benchmark.

What other factors contributed to the fund's outperformance of the index?

The fund had a slightly longer duration (a measure of interest-rate sensitivity) for much of the period, which aided performance as municipal bond yields mostly declined. In addition, an emphasis on longer-term municipal securities added value, as this maturity segment outperformed.

From a sector perspective, the fund benefited from an overweight position in transportation-related municipal bonds, which represented the largest sector weighting in the portfolio. Security selection in this sector also contributed positively to relative results, especially an emphasis on bonds that financed toll roads and airports.

SECTOR COMPOSITION AS OF 11/30/17 (%)

General obligation bonds	**5.4**
Revenue bonds	**91.7**
Transportation	16.9
Other revenue	15.5
Health care	13.4
Utilities	13.3
Airport	9.2
Water and sewer	7.6
Development	4.9
Education	4.4
Tobacco	2.1
Facilities	1.9
Pollution	1.6
Housing	0.9
Short-term investments and other	**2.9**

As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       6

Security selection among healthcare municipal bonds was another key contributor to relative performance. We focused on higher-quality securities that financed larger projects with strong cash flows in high-demand geographic areas, and these securities held up well amid the uncertainty about the future of the Affordable Care Act.

What detracted from performance versus the benchmark?

The fund's exposure to short-term pre-refunded municipal bonds detracted from performance. Short-term bonds were adversely affected by the Fed interest rate hike in June, as well as expectations of additional interest rate increases.

Speaking of 2018, what are the important themes affecting the municipal bond market as we enter the new year?

In the near term, the consequences of the final tax reform legislation will be the most significant theme in the municipal market. The elimination of municipal bond pre-refundings will likely have a meaningful impact on issuance in 2018, while the reduction in the corporate tax rate could affect demand for municipal bonds from banks and insurance companies. GDP is expected to benefit from tax reform.

Beyond tax reform, the economic environment remains a factor influencing the municipal bond market. Although we have seen signs of improvement in the U.S. economy, the overall impact varies from state to state, so we believe prudent security selection will continue to be an important differentiator of performance.

On a longer-term basis, pension funding liabilities for state and local governments remain a concern. Although some states, such as New Jersey, are facing immediate pension funding shortfalls, other states may be able to delay addressing the problem for years to come. We continue to monitor the issue, and it remains an important part of our investment analysis.

MANAGED BY

Cynthia M. Brown On the fund since 2015 Investing since 1984

The views expressed in this report are exclusively those of Cynthia M. Brown, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  NOVEMBER 30, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-17	as of 11-30-17	as of 11-30-17
Class A	1.37	1.21	3.56	-3.02	6.20	41.91	1.70	1.59	3.00
Class B	-0.20	0.94	3.37	-4.32	4.77	39.25	1.02	0.91	1.80
Class C	3.81	1.30	3.21	-0.35	6.69	37.18	1.02	0.91	1.80
Class I3,4	5.82	2.09	4.01	1.10	10.90	48.16	1.92	1.91	3.39
Class R6[3,4]	5.53	2.04	3.98	0.96	10.60	47.77	1.97	1.97	3.48
Index†	5.58	2.55	4.38	0.40	13.42	53.47	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*	Class R6*
Gross (%)	0.92	1.67	1.67	0.67	0.64
Net (%)	0.82	1.57	1.57	0.67	0.64

*Expenses have been estimated for the first year of operations of the fund's Class I and Class R6 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Tax-Free Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays Municipal Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B5	11-30-07	13,925	13,925	15,347
Class C5	11-30-07	13,718	13,718	15,347
Class I3,4	11-30-07	14,816	14,816	15,347
Class R6[3,4]	11-30-07	14,777	14,777	15,347

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%.
3	Class I shares and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares except they do not include sales charges, and have not been adjusted for class-specific expenses; otherwise returns would vary.
4	For certain type of investors, as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2017, with the same investment held until November 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2017, with the same investment held until November 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2017	Ending value on 11-30-2017	Expenses paid during period ended 11-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,010.20	$4.03	0.80%
	Hypothetical example for comparison purposes	1,000.00	1,021.10	4.05	0.80%
Class B	Actual expenses/actual returns	1,000.00	1,006.40	7.80	1.55%
	Hypothetical example for comparison purposes	1,000.00	1,017.30	7.84	1.55%
Class C	Actual expenses/actual returns	1,000.00	1,006.40	7.80	1.55%
	Hypothetical example for comparison purposes	1,000.00	1,017.30	7.84	1.55%
Class I	Actual expenses/actual returns	1,000.00	1,011.00	3.28	0.65%
	Hypothetical example for comparison purposes	1,000.00	1,021.80	3.29	0.65%
Class R6[2]	Actual expenses/actual returns	1,000.00	997.60	1.59	0.63%
	Hypothetical example for comparison purposes	1,000.00	1,021.90	3.19	0.63%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
2	The inception date for Class R6 shares is 8-30-17. Actual expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period).
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       11

Fund’s investments

AS OF 11-30-17 (unaudited)
	Rate (%)		Maturity date	Par value^	Value
Municipal bonds 97.1%					$536,945,167
(Cost $497,811,151)
Alabama 0.4%					2,133,480
Alabama Special Care Facilities Financing Authority
Children’s Hospital	6.125		06-01-34	2,000,000	2,133,480
Alaska 0.7%					3,709,372
Alaska Municipal Bond Bank Authority
Series 4, AMT (A)	5.000		12-01-34	2,165,000	2,418,976
Alaska Municipal Bond Bank Authority
Series 4, AMT (A)	5.000		12-01-35	1,160,000	1,290,396
Arizona 2.0%					11,272,000
Arizona Health Facilities Authority
Banner Health, Series A	5.000		01-01-44	2,000,000	2,229,280
City of Phoenix Civic Improvement Corp.
Civic Plaza, Series B (A)	5.500		07-01-28	1,000,000	1,232,230
Industrial Development Authority of the City of
Phoenix
Arizona GFF Tiyan LLC	5.375		02-01-41	1,000,000	968,300
Maricopa County Industrial Development Authority
Banner Health Obligated Group, Series A	5.000		01-01-38	5,000,000	5,767,750
Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250		04-01-40	1,000,000	1,074,440
California 11.5%					63,381,150
ABAG Finance Authority for Nonprofit Corps.
Sharp HealthCare, Series A	5.000		08-01-43	2,000,000	2,236,980
California County Tobacco Securitization Agency
Kern County Tobacco Funding Corp., Series
2014	5.000		06-01-40	1,000,000	1,072,930
California Pollution Control Financing Authority
Calplant I Project, AMT (B)	8.000		07-01-39	2,500,000	2,813,425
California State Public Works Board
Lease Revenue, Series B	5.000		10-01-39	1,000,000	1,137,110
City of Los Angeles Department of Airports
Series C	5.000		05-15-38	1,000,000	1,152,750
City of San Francisco Public Utilities Commission
Green Bonds, Series A	5.000		11-01-45	1,500,000	1,707,525
Foothill-Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity,
Series A	1.566	(C)	01-01-19	21,000,000	20,643,201
Foothill-Eastern Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.750		01-15-46	3,000,000	3,506,880
M-S-R Energy Authority
Natural Gas Revenue, Series B	6.500		11-01-39	1,000,000	1,415,880
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000		11-01-34	2,500,000	3,565,475
River Islands Public Financing Authority
Community Facilities District, Series 2003-1	5.500		09-01-45	2,000,000	2,139,860

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND 12

	Rate (%)		Maturity date	Par value^	Value
California (continued)
San Bernardino County
Medical Center Financing Project	5.500		08-01-22	2,500,000	$2,763,625
San Diego Unified School District
Series I, GO	3.965	(C)	07-01-39	1,250,000	533,438
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity	1.644	(C)	01-01-20	2,000,000	1,932,160
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.000		01-15-44	4,500,000	5,029,740
Santa Ana Financing Authority
Police Administration & Holding Facility (A)	6.250		07-01-19	1,005,000	1,076,405
State of California, GO	5.000		02-01-38	5,375,000	6,008,336
Stockton Public Financing Authority
Delta Water Supply Project, Series A	6.250		10-01-40	1,000,000	1,200,260
University of California
Series I	5.000		05-15-40	3,000,000	3,445,170
Colorado 4.8%					26,647,576
City & County of Denver
Series A	5.000		08-01-44	3,000,000	3,447,000
City & County of Denver
United Airlines Inc., Project, AMT	5.000		10-01-32	2,500,000	2,708,650
City & County of Denver Airport Revenue
Series A	5.250		11-15-36	5,250,000	5,605,425
City of Colorado Springs Utilities System Revenue
Series C	5.250		11-15-42	1,040,000	1,078,241
Colorado Health Facilities Authority
Series A	5.250		05-15-37	500,000	542,205
Colorado Health Facilities Authority
Series A	5.250		05-15-47	1,000,000	1,070,690
Denver Convention Center Hotel Authority
Senior	5.000		12-01-40	2,500,000	2,801,450
Park Creek Metropolitan District
Senior Limited Property Tax Supported, Series A	5.000		12-01-45	2,500,000	2,746,650
Public Authority for Colorado Energy
Natural Gas Revenue	6.250		11-15-28	3,500,000	4,460,645
Regional Transportation District
Denver Transit Partners	6.000		01-15-41	2,000,000	2,186,620
District of Columbia 3.4%					18,683,238
District of Columbia Tobacco Settlement Financing
Corp.
Asset Backed Bonds	6.500		05-15-33	4,360,000	4,887,298
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (A)	3.737	(C)	10-01-33	6,565,000	3,641,015
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (A)	3.838	(C)	10-01-35	6,470,000	3,272,914
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (A)	3.888	(C)	10-01-36	7,250,000	3,497,473
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (A)	6.500		10-01-41	1,750,000	2,262,628
Metropolitan Washington DC Airports Authority
Series A, AMT	5.000		10-01-44	1,000,000	1,121,910

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND 13

	Rate (%)	Maturity date	Par value^	Value
Florida 3.9%				$21,571,931
Alachua County Health Facilities Authority
Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,200,580
Hillsborough County Aviation Authority
Tampa International Airport, Series A	5.000	10-01-44	1,250,000	1,400,750
JEA Electric System Revenue
Series Three, D-2	5.000	10-01-38	7,000,000	7,444,920
Miami Beach Health Facilities Authority
Mt. Sinai Medical Center	5.000	11-15-44	500,000	537,585
Miami Beach Redevelopment Agency
City Center (A)	5.000	02-01-44	2,500,000	2,831,725
Miami-Dade County Health Facilities Authority
Nicklaus Children’s Hospital	5.000	08-01-47	1,500,000	1,696,365
Orange County Health Facilities Authority
Presbyterian Retirement Communities	5.000	08-01-41	2,000,000	2,205,280
Orange County Health Facilities Authority
Presbyterian Retirement Communities	5.000	08-01-47	2,500,000	2,748,425
Village Community Development District No 6
Special Assessment Revenue Refunding Bonds,
Series 2017 (A)	4.000	05-01-37	495,000	506,301
Georgia 1.1%				5,844,690
Fulton County Residential Care Facilities for the
Elderly Authority
Lenbrook Square Foundation Incorporated	5.000	07-01-42	3,000,000	3,282,510
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,562,180
Guam 0.4%				2,249,780
Antonio B Won Pat International Airport Authority
Series C, AMT (A)	6.125	10-01-43	1,000,000	1,169,160
Territory of Guam
Section 30, Series A	5.750	12-01-34	1,000,000	1,080,620
Illinois 6.0%				33,145,054
Chicago Board of Education
Dedicated Capital Improvement	6.000	04-01-46	3,500,000	4,105,640
Chicago Midway International Airport
Series B	5.000	01-01-46	5,000,000	5,693,100
Chicago O’Hare International Airport
Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,278,120
Chicago O’Hare International Airport
Series A	5.750	01-01-39	3,200,000	3,580,084
Chicago O’Hare International Airport
Series D	5.250	01-01-42	3,670,000	4,334,490
City of Chicago
Series 2007E-REMK, GO	5.500	01-01-42	1,000,000	1,075,660
City of Chicago
Series A, GO	5.500	01-01-33	1,000,000	1,083,910
City of Chicago
Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,242,670
Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11-01-38	1,500,000	1,578,480

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND 14

	Rate (%)		Maturity date	Par value^	Value
Illinois (continued)
Lake County Community Consolidated School
District No. 24, GO
Capital Appreciation Bonds, Series 2004 (A)	3.199	(C)	01-01-22	2,440,000	$2,141,320
State of Illinois, GO	4.000		06-01-35	2,000,000	1,905,440
State of Illinois, GO (A)	4.000		02-01-31	1,000,000	1,027,790
State of Illinois, GO (A)	5.500		07-01-38	1,000,000	1,098,350
Indiana 0.6%					3,208,950
Indiana Finance Authority
Duke Energy, Series B	6.000		08-01-39	3,000,000	3,208,950
Iowa 0.2%					1,002,230
Iowa Tobacco Settlement Authority
Asset Backed, Series C	5.375		06-01-38	1,000,000	1,002,230
Kentucky 0.2%					1,012,220
Kentucky Economic Development Finance
Authority
Louisville Arena, Series A-1 (A)	6.000		12-01-33	1,000,000	1,012,220
Louisiana 1.5%					8,418,230
City of Shreveport Water & Sewer Revenue
Water and Sewer Revenue and Refunding
Bonds	5.000		12-01-40	1,000,000	1,132,820
Louisiana Local Government Environmental
Facilities & Community Development Authority
Westlake Chemical Corp. Projects, Series A-1	6.500		11-01-35	1,500,000	1,691,115
Louisiana Public Facilities Authority
Ochsner Clinic Foundation Project	5.000		05-15-46	2,500,000	2,803,675
New Orleans Aviation Board
Series B, AMT	5.000		01-01-45	2,000,000	2,223,600
New Orleans Aviation Board
Series B, AMT	5.000		01-01-48	500,000	567,020
Massachusetts 12.5%					68,849,637
Boston Housing Authority
Capital Funding Program (A)	5.000		04-01-28	2,000,000	2,023,680
Commonwealth of Massachusetts
Series C, GO (A)	5.500		12-01-24	7,400,000	9,065,888
Commonwealth of Massachusetts
Series E, GO (A)	5.000		11-01-25	1,000,000	1,207,850
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250		07-01-35	1,310,000	1,710,297
Massachusetts Bay Transportation Authority
Transit Revenue, Series B	5.250		07-01-33	2,500,000	3,169,075
Massachusetts Department of Transportation
Highway Revenue Tolls, Series C (A)	1.980	(C)	01-01-20	1,000,000	959,350
Massachusetts Development Finance Agency
Brandeis University, Series O-1	5.000		10-01-40	1,000,000	1,055,510
Massachusetts Development Finance Agency
Carleton Willard Village	5.625		12-01-30	850,000	902,658
Massachusetts Development Finance Agency
Covanta Energy Project, Series C, AMT (B)	5.250		11-01-42	1,000,000	1,000,640

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND 15

	Rate (%)		Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency
Draper Laboratory	5.875		09-01-30	2,000,000	$2,065,300
Massachusetts Development Finance Agency
Emerson College, Series A	5.000		01-01-40	2,000,000	2,134,564
Massachusetts Development Finance Agency
Green Bonds-Boston Medical Center, Series D	5.000		07-01-44	2,500,000	2,749,325
Massachusetts Development Finance Agency
Harvard University, Series B-1	5.000		10-15-40	2,500,000	2,736,975
Massachusetts Development Finance Agency
Northeastern University, Series A	5.000		03-01-39	1,000,000	1,143,610
Massachusetts Development Finance Agency
Olin College, Series E	5.000		11-01-38	1,000,000	1,143,000
Massachusetts Development Finance Agency
Orchard Cove	5.250		10-01-26	1,000,000	1,001,980
Massachusetts Development Finance Agency
Partners Health Care System, Series Q	5.000		07-01-47	2,000,000	2,269,660
Massachusetts Development Finance Agency
Suffolk University, Series A	5.750		07-01-39	1,000,000	1,063,412
Massachusetts Development Finance Agency
Suffolk University, Series A	6.250		07-01-30	1,000,000	1,071,773
Massachusetts Development Finance Agency
UMass Memorial Health Care, Series I	5.000		07-01-46	1,500,000	1,651,380
Massachusetts Health & Educational Facilities
Authority
Harvard Pilgrim Health Care, Series A (A)	5.000		07-01-18	260,000	260,380
Massachusetts Health & Educational Facilities
Authority
Woods Hole Oceanographic, Series B	5.375		06-01-30	1,000,000	1,020,250
Massachusetts Port Authority
Boston Fuel Project, AMT (A)	5.000		07-01-32	1,770,000	1,773,983
Massachusetts Port Authority
ConRAC Project, Series A	5.125		07-01-41	1,500,000	1,637,055
Massachusetts Port Authority
Series B	5.000		07-01-32	2,000,000	2,257,300
Massachusetts State College Building Authority
College & University Revenue, Series B (A)	1.792	(C)	05-01-19	1,000,000	974,810
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Highway Revenue Tolls, Series B	5.000		01-01-37	8,000,000	8,458,480
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000		08-01-40	1,725,000	1,875,127
Massachusetts Water Resources Authority
Water Revenue, Series B (A)	5.250		08-01-29	2,500,000	3,182,750
Metropolitan Boston Transit Parking Corp.
Parking Revenue	5.000		07-01-41	2,000,000	2,193,660
Metropolitan Boston Transit Parking Corp.
Parking Revenue	5.250		07-01-36	3,475,000	3,870,351
The Massachusetts Clean Water Trust
2012 Pooled Loan Program, Series 7	5.125		02-01-31	105,000	105,329
The Massachusetts Clean Water Trust
Miscellaneous Revenue, Series 9	5.250		08-01-18	60,000	60,185

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND 16

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
The Massachusetts Clean Water Trust
Water Revenue, Series 14	5.000	08-01-32	1,000,000	$1,054,050
Michigan 3.1%				17,162,872
City of Detroit
Water Revenue, Series B (A)	7.000	07-01-36	1,000,000	1,083,800
Detroit City School District
School Building and Site Improvement, Series A,
GO (A)	5.250	05-01-32	1,280,000	1,581,171
Great Lakes Water Authority Sewage Disposal
System Revenue
Series C	5.000	07-01-35	7,000,000	7,810,320
Michigan Finance Authority
Local Government Loan Program (A)	5.000	07-01-36	250,000	275,443
Michigan Finance Authority
Local Government Loan Program	5.000	07-01-44	3,000,000	3,240,240
Michigan Finance Authority
Local Government Loan Program, Series F1	4.500	10-01-29	1,500,000	1,547,955
Michigan Finance Authority
McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,623,943
Minnesota 0.4%				2,045,920
Housing & Redevelopment Authority of The City of
St Paul Minnesota
System Fairview Health Services	5.000	11-15-47	500,000	575,780
Woodbury Housing & Redevelopment Authority
St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,470,140
Nebraska 2.8%				15,431,635
Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,441,355
Omaha Public Power District
Electric, Power & Light Revenues, Series B	5.000	02-01-36	4,000,000	4,341,080
Omaha Public Power District
Separate Electric System Revenue Bonds,
Series A	5.000	02-01-49	5,000,000	5,649,200
New Jersey 3.5%				19,298,069
Casino Reinvestment Development Authority
Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,686,118
New Jersey Economic Development Authority
Series DDD	5.000	06-15-42	1,000,000	1,078,590
New Jersey Economic Development Authority
Series WW	5.250	06-15-40	1,500,000	1,626,945
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Notes,
Series A1	5.000	06-15-30	1,500,000	1,663,515
New Jersey Transportation Trust Fund Authority
Transportation Program, Series AA	5.000	06-15-45	3,805,000	4,065,566
New Jersey Transportation Trust Fund Authority
Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,517,446
New Jersey Turnpike Authority
Highway Revenue Tolls, Series I	5.000	01-01-35	4,250,000	4,543,718

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND 17

	Rate (%)		Maturity date	Par value^	Value
New Jersey (continued)
Tobacco Settlement Financing Corp.
Series 1A	4.500		06-01-23	2,085,000	$2,116,171
New York 16.3%					90,308,681
Brooklyn Arena Local Development Corp.
Barclays Center Project	6.250		07-15-40	1,000,000	1,098,010
Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375		07-15-43	1,000,000	1,100,600
City of New York
Series D-1, GO	5.000		10-01-36	1,000,000	1,103,700
City of New York
Series E-1, GO	6.250		10-15-28	20,000	20,865
Hudson Yards Infrastructure Corp.
Series A	5.750		02-15-47	4,500,000	5,059,921
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750		04-01-39	1,500,000	1,582,275
Long Island Power Authority
Electric, Power & Light Revenues, Series A	6.000		05-01-33	1,000,000	1,061,010
Long Island Power Authority
Electric, Power & Light Revenues, Series C (A)	5.250		09-01-29	2,000,000	2,454,720
Metropolitan Transportation Authority
Transit Revenue, Series B	5.000		11-15-34	1,000,000	1,065,520
Monroe County Industrial Development Corp.
University of Rochester Project	5.000		07-01-41	780,000	855,808
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500		01-15-39	4,725,000	4,928,081
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.250		01-15-39	3,000,000	3,119,340
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.375		01-15-34	3,000,000	3,127,890
New York City Water & Sewer System
Water Revenue, Series A	5.750		06-15-40	770,000	788,303
New York City Water & Sewer System
Water Revenue, Series D	1.765	(C)	06-15-20	2,000,000	1,911,820
New York City Water & Sewer System
Water Revenue, Series EE	5.250		06-15-40	3,000,000	3,160,200
New York City Water & Sewer System
Water Revenue, Series FF-2	5.000		06-15-40	1,000,000	1,047,620
New York City Water & Sewer System
Water Revenue, Series GG-1	5.000		06-15-39	6,000,000	6,288,540
New York Liberty Development Corp.
1 World Trade Center Project	5.000		12-15-41	8,500,000	9,395,815
New York Liberty Development Corp.
4 World Trade Center Project	5.000		11-15-31	5,000,000	5,550,450
New York Liberty Development Corp.
7 World Trade Center, Class 2	5.000		09-15-43	1,000,000	1,091,920
New York Liberty Development Corp.
Bank of America Tower, Class 2	5.625		07-15-47	1,000,000	1,078,970
New York Liberty Development Corp.
World Trade Center, Class 1-3 (B)	5.000		11-15-44	2,500,000	2,684,775
New York State Dormitory Authority
Fordham University	5.000		07-01-44	1,350,000	1,518,575

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND 18

	Rate (%)		Maturity date	Par value^	Value
New York (continued)
New York State Dormitory Authority
General Purpose, Series E	5.000		02-15-35	1,000,000	$1,072,753
New York State Dormitory Authority
North Shore Long Island Jewish Group, Series A	5.000		05-01-41	1,000,000	1,107,060
New York State Dormitory Authority
Orange Regional Medical Center (B)	5.000		12-01-40	1,000,000	1,078,270
New York State Dormitory Authority
Prerefunded 2017, Series A	5.000		02-15-39	2,355,000	2,449,530
New York State Dormitory Authority
Rockefeller University, Series A	5.000		07-01-41	1,000,000	1,080,680
New York State Dormitory Authority
Sales Tax Revenue, Series A	5.000		03-15-43	1,000,000	1,117,670
New York State Dormitory Authority
Series A	5.000		02-15-39	145,000	150,187
New York State Dormitory Authority
State University Dormitory Facilities, Series A	5.000		07-01-35	5,000,000	5,500,450
New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000		06-15-34	1,000,000	1,049,800
New York Transportation Development Corp.
Laguardia Airport Terminal B Redevelopment
Project, AMT	5.000		07-01-46	2,500,000	2,732,300
Niagara Area Development Corp.
Covanta Energy Project, Series A, AMT (B)	5.250		11-01-42	500,000	500,320
Port Authority of New York & New Jersey
5th Installment Special Project, AMT	6.750		10-01-19	3,300,000	3,431,076
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000		12-01-42	2,265,000	2,513,584
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000		12-01-36	1,000,000	1,111,280
Port Authority of New York & New Jersey
One Hundred Eighty-Fourth Series	5.000		09-01-39	1,000,000	1,144,170
Port Authority of New York & New Jersey
One Hundred Eighty-Fourth Series	5.000		09-01-36	1,000,000	1,146,170
Upper Mohawk Valley Regional Water Finance
Authority
Water Revenue (A)	2.175	(C)	04-01-22	2,230,000	2,028,653
Ohio 2.0%					11,230,940
County of Hamilton
Refunding and Improvement Life Enriching
Community	5.000		01-01-46	1,000,000	1,076,760
County of Hamilton
Series A	5.000		08-15-42	4,000,000	4,511,280
Northeast Ohio Regional Sewer District
Wastewater Improvement Revenue	5.000		11-15-49	5,000,000	5,642,900
Oklahoma 1.7%					9,573,148
Grand River Dam Authority
Series A	5.250		06-01-40	4,000,000	4,347,040
Oklahoma Development Finance Authority
Provident Oklahoma Education Resources Inc.,
Series A	5.000		08-01-47	2,750,000	3,000,608

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND 19

	Rate (%)	Maturity date	Par value^	Value
Oklahoma (continued)
Tulsa County Industrial Authority
Montereau Inc., Project	5.250	11-15-37	1,000,000	$1,117,860
Tulsa County Industrial Authority
Montereau Inc., Project	5.250	11-15-45	1,000,000	1,107,640
Pennsylvania 1.7%				9,574,747
City of Philadelphia
Series A, GO	5.000	07-15-38	2,000,000	2,215,960
Cumberland County Municipal Authority
Diakon Lutheran Ministries Project	4.000	01-01-33	1,250,000	1,266,125
Lancaster County Hospital Authority
Brethren Village Project	5.250	07-01-41	1,260,000	1,387,386
Pennsylvania Turnpike Commission
Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,847,426
Philadelphia Gas Works Company
1998 General Ordinance Fifteenth	5.000	08-01-47	2,500,000	2,857,850
Rhode Island 0.4%				2,339,094
Tobacco Settlement Financing Corp.
Series B	4.500	06-01-45	2,320,000	2,339,094
Tennessee 0.4%				2,287,308
Nashville & Davidson County Health & Educational
Facility Board
Vanderbilt University Medical Center	5.000	07-01-46	2,050,000	2,287,308
Texas 12.3%				68,167,638
Board of Managers Joint Guadalupe County
City of Seguin Hospital	5.000	12-01-40	2,000,000	2,065,140
Central Texas Regional Mobility Authority
Series A	5.000	01-01-40	500,000	560,105
Central Texas Regional Mobility Authority
Series A	5.000	01-01-45	500,000	557,255
Central Texas Turnpike System
Series C	5.000	08-15-42	2,000,000	2,219,200
City of Austin
Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	5,568,350
City of Dallas
Waterworks & Sewer System Revenue	5.000	10-01-35	2,685,000	2,906,647
City of Dallas
Waterworks & Sewer System Revenue	5.000	10-01-36	4,455,000	4,955,118
City of Dallas
Waterworks & Sewer System Revenue,
Prerefunded	5.000	10-01-35	2,315,000	2,521,452
City of Dallas
Waterworks & Sewer System Revenue,
Prerefunded	5.000	10-01-36	545,000	608,531
City of San Antonio
Electric & Gas Revenue	5.000	02-01-48	5,000,000	5,545,050
City of San Antonio
Electric & Gas Revenue, Series A	5.000	02-01-34	4,330,000	4,499,216
Dallas/Fort Worth International Airport
Series D	5.250	11-01-32	5,000,000	5,864,700

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND 20

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Dallas/Fort Worth International Airport
Series D, AMT	5.000	11-01-38	2,500,000	$2,728,350
Grand Parkway Transportation Corp.
Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,467,520
Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,316,950
Lower Colorado River Authority
Transmission Contract Revenue	5.625	05-15-39	3,805,000	4,001,871
Lower Colorado River Authority
Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,696,575
New Hope Cultural Education Facilities Finance
Corp.
Westminster Manor Project	4.000	11-01-36	1,250,000	1,260,238
North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01-01-38	3,250,000	3,402,490
Texas Municipal Power Agency
Transmission Revenue	5.000	09-01-40	6,000,000	6,422,880
Utah 0.4%				2,303,740
Salt Lake City Corp. Airport Revenue
Series A, AMT	5.000	07-01-42	2,000,000	2,303,740
Virgin Islands 0.0%				302,500
Virgin Islands Public Finance Authority
Series A-1	5.000	10-01-39	500,000	302,500
Virginia 0.5%				2,782,765
Alexandria Industrial Development Authority
Goodwin House	5.000	10-01-45	1,000,000	1,101,130
Virginia Small Business Financing Authority
Transform 66 P3 Project, AMT	5.000	12-31-49	1,500,000	1,681,635
Washington 0.1%				511,092
Energy Northwest
Columbia Generating Station	5.000	07-01-40	450,000	511,092
Wisconsin 1.7%				9,324,660
Public Finance Authority
Mary’s Woods at Marylhurst (B)	5.250	05-15-47	1,000,000	1,083,210
Public Finance Authority
Rose Villa Project, Series A	5.000	11-15-24	905,000	988,640
Public Finance Authority
Rose Villa Project, Series A	5.750	11-15-44	1,000,000	1,079,410
Wisconsin Health & Educational Facilities Authority
Ascension Senior Credit Group	4.000	11-15-46	6,000,000	6,173,400
Wyoming 0.6%				3,170,820
County of Campbell
Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,170,820

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND 21

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.7%				$9,153,000
(Cost $9,153,000)
U.S. Government Agency 1.2%				6,757,000
Federal Agricultural Mortgage Corp. Discount Note	0.950	12-01-17	347,000	347,000
Federal Farm Credit Bank Discount Note	0.950	12-01-17	534,000	534,000
Federal Home Loan Bank Discount Note	0.700	12-01-17	1,078,000	1,078,000
Federal Home Loan Bank Discount Note	0.750	12-01-17	534,000	534,000
Federal Home Loan Bank Discount Note	0.900	12-01-17	4,264,000	4,264,000
			Par value^	Value
Repurchase agreement 0.5%				2,396,000
Barclays Tri-Party Repurchase Agreement dated
11-30-17 at 1.020% to be repurchased at
$2,396,068 on 12-1-17, collateralized by
$2,452,000 U.S. Treasury Notes, 1.250% due
11-15-18 (valued at $2,444,075, including
interest)			2,396,000	2,396,000
Total investments (Cost $506,964,151) 98.8%				$546,098,167
Other assets and liabilities, net 1.2%				6,644,195
Total net assets 100.0%				$552,742,362
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

At 11-30-17, the aggregate cost of investments for federal income tax purposes was $503,925,962. Net unrealized appreciation aggregated to $42,172,205, of which $42,752,882 related to gross unrealized appreciation and $580,677 related to gross unrealized depreciation.

As a % of total
Insurance coverage	investments
Assured Guaranty Municipal Corp.	4.0
Assured Guaranty Corp.	2.9
Ambac Financial Group, Inc.	2.8
National Public Finance Guarantee Corp.	2.0
XL Capital Assurance, Inc.	0.2
Build America Mutual Assurance Company	0.1
TOTAL	12.0

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND 22

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-17 (unaudited)

Assets
Investments, at value (Cost $506,964,151)	$546,098,167
Cash	64,810
Receivable for investments sold	1,058,722
Receivable for fund shares sold	239,501
Interest receivable	7,095,774
Receivable from affiliates	4,049
Other receivables and prepaid expenses	109,574
Total assets	554,670,597
Liabilities
Payable for fund shares repurchased	1,581,548
Distributions payable	183,551
Payable to affiliates
Accounting and legal services fees	18,859
Transfer agent fees	16,616
Distribution and service fees	40,492
Trustees' fees	470
Other liabilities and accrued expenses	86,699
Total liabilities	1,928,235
Net assets	$552,742,362
Net assets consist of
Paid-in capital	$531,388,035
Undistributed net investment income	30,971
Accumulated net realized gain (loss) on investments	(17,810,660)
Net unrealized appreciation (depreciation) on investments	39,134,016
Net assets	$552,742,362

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($484,398,341 ÷ 49,595,273 shares)[1]	$9.77
Class B ($4,056,132 ÷ 415,257 shares)[1]	$9.77
Class C ($48,551,923 ÷ 4,971,877 shares)[1]	$9.77
Class I ($9,086,279 ÷ 928,987 shares)	$9.78
Class R6 ($6,649,687 ÷ 679,658 shares)	$9.78
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.18

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       23

STATEMENT OF OPERATIONS  For the six months ended 11-30-17 (unaudited)

Investment income
Interest	$12,367,292
Expenses
Investment management fees	1,534,290
Distribution and service fees	900,799
Accounting and legal services fees	62,234
Transfer agent fees	103,310
Trustees' fees	4,903
State registration fees	47,485
Printing and postage	29,231
Professional fees	39,296
Custodian fees	32,694
Other	9,992
Total expenses	2,764,234
Less expense reductions	(300,790)
Net expenses	2,463,444
Net investment income	9,903,848
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	2,880,044
2,880,044
Change in net unrealized appreciation (depreciation) of
Investments	(7,358,080)
(7,358,080)
Net realized and unrealized loss	(4,478,036)
Increase in net assets from operations	$5,425,812

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       24

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-17	Year ended 5-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$9,903,848	$20,891,022
Net realized gain	2,880,044	1,396,301
Change in net unrealized appreciation (depreciation)	(7,358,080)	(22,412,211)
Increase (decrease) in net assets resulting from operations	5,425,812	(124,888)
Distributions to shareholders
From net investment income
Class A	(9,112,178)	(19,335,701)
Class B	(66,034)	(163,600)
Class C	(732,065)	(1,647,548)
Class I1	(143,697)	(40,227)
Class R6[2]	(15,368)	—
Total distributions	(10,069,342)	(21,187,076)
From fund share transactions	(10,831,906)	(27,869,340)
Total decrease	(15,475,436)	(49,181,304)
Net assets
Beginning of period	568,217,798	617,399,102
End of period	$552,742,362	$568,217,798
Undistributed net investment income	$30,971	$196,465

[1]	The inception date for Class I shares is 2-13-17.
[2]	The inception date for Class R6 shares is 8-30-17.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       25

Financial highlights

Class A Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$9.85		$10.18	$10.04	$10.07	$10.31	$10.37
Net investment income[2]	0.18		0.36	0.37	0.39	0.41	0.41
Net realized and unrealized gain (loss) on investments	(0.08)		(0.33)	0.15	(0.02)	(0.24)	(0.06)
Total from investment operations	0.10		0.03	0.52	0.37	0.17	0.35
Less distributions
From net investment income	(0.18)		(0.36)	(0.38)	(0.40)	(0.41)	(0.41)
Net asset value, end of period	$9.77		$9.85	$10.18	$10.04	$10.07	$10.31
Total return (%)[3,4]	1.02	[5]	0.34	5.33	3.75	1.88	3.40
Ratios and supplemental data
Net assets, end of period (in millions)	$484		$505	$551	$520	$394	$447
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	[6]	0.92	0.92	0.93	0.95	0.94
Expenses including reductions	0.80	[6]	0.81	0.81	0.82	0.84	0.84
Net investment income	3.59	[6]	3.58	3.70	3.86	4.24	3.94
Portfolio turnover (%)	5		26	13	10 [7]	12	11

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       26

Class B Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$9.85		$10.18	$10.04	$10.07	$10.31	$10.37
Net investment income[2]	0.14		0.28	0.30	0.32	0.34	0.33
Net realized and unrealized gain (loss) on investments	(0.08)		(0.32)	0.15	(0.02)	(0.24)	(0.06)
Total from investment operations	0.06		(0.04)	0.45	0.30	0.10	0.27
Less distributions
From net investment income	(0.14)		(0.29)	(0.31)	(0.33)	(0.34)	(0.33)
Net asset value, end of period	$9.77		$9.85	$10.18	$10.04	$10.07	$10.31
Total return (%)[3,4]	0.64	[5]	(0.41)	4.55	2.98	1.12	2.63
Ratios and supplemental data
Net assets, end of period (in millions)	$4		$5	$7	$8	$6	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.66	[6]	1.67	1.67	1.68	1.70	1.69
Expenses including reductions	1.55	[6]	1.56	1.56	1.57	1.59	1.59
Net investment income	2.83	[6]	2.82	2.95	3.11	3.48	3.18
Portfolio turnover (%)	5		26	13	10 [7]	12	11

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       27

Class C Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$9.85		$10.18	$10.04	$10.06	$10.30	$10.37
Net investment income[2]	0.14		0.28	0.30	0.32	0.34	0.33
Net realized and unrealized gain (loss) on investments	(0.08)		(0.32)	0.15	(0.01)	(0.24)	(0.07)
Total from investment operations	0.06		(0.04)	0.45	0.31	0.10	0.26
Less distributions
From net investment income	(0.14)		(0.29)	(0.31)	(0.33)	(0.34)	(0.33)
Net asset value, end of period	$9.77		$9.85	$10.18	$10.04	$10.06	$10.30
Total return (%)[3,4]	0.64	[5]	(0.41)	4.55	3.08	1.12	2.53
Ratios and supplemental data
Net assets, end of period (in millions)	$49		$52	$60	$57	$35	$53
Ratios (as a percentage of average net assets):
Expenses before reductions	1.66	[6]	1.67	1.67	1.68	1.70	1.69
Expenses including reductions	1.55	[6]	1.56	1.56	1.57	1.59	1.59
Net investment income	2.84	[6]	2.82	2.95	3.10	3.48	3.19
Portfolio turnover (%)	5		26	13	10 [7]	12	11

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       28

Class I Shares Period ended	11-30-17	[1]	5-31-17	[2]
Per share operating performance
Net asset value, beginning of period	$9.86		$9.70
Net investment income[3]	0.18		0.12
Net realized and unrealized gain (loss) on investments	(0.07)		0.15
Total from investment operations	0.11		0.27
Less distributions
From net investment income	(0.19)		(0.11)
Net asset value, end of period	$9.78		$9.86
Total return (%)[4]	1.10	[5]	2.81	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$9		$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66	[6]	0.65	[6]
Expenses including reductions	0.65	[6]	0.65	[6]
Net investment income	3.73	[6]	4.05	[6]
Portfolio turnover (%)	5		26	[7]

[1]	Six months ended 11-30-17. Unaudited.
[2]	The inception date for Class I shares is 2-13-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The portfolio turnover is shown for the period from 6-1-16 to 5-31-17.

SEE NOTES TO FINANCIAL STATEMENTS
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Class R6 Shares Period ended	11-30-17	[1]
Per share operating performance
Net asset value, beginning of period	$9.90
Net investment income[2]	0.10
Net realized and unrealized loss on investments	(0.12)
Total from investment operations	(0.02)
Less distributions
From net investment income	(0.10)
Total distributions	(0.10)
Net asset value, end of period	$9.78
Total return (%)[3]	(0.24	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64	[5]
Expenses including reductions	0.63	[5]
Net investment income	3.97	[5]
Portfolio turnover (%)	5	[6]

[1]	The inception date for Class R6 shares is 8-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	The portfolio turnover is shown for the period from 6-1-17 to 11-30-17.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Tax-Free Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

The funds may offer multiple classes of shares. The shares currently offered are detailed in the Statements of Assets and Liabilities. Class A and Class C shares are open to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2017, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase

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agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 29, 2017, the fund had a similar agreement that enabled it to participate in a $1 billion unsecured committed line of credit. For the six months ended November 30, 2017, the fund had no borrowings under either line of credit. Commitment fees for the six months ended November 30, 2017 were $2,692.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

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Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2017, the fund has a capital loss carryforward of $22,564,895 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2017:

Capital loss carryforward expiring at May 31		No expiration date
2018	2019	Short-term	Long-term
$3,499,079	$490,608	$12,429,215	$6,145,993

As of May 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pay them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities, expiration of capital loss carryforwards, characterization of distributions and straddle loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.550% of the first $500 million of the fund's average daily net assets; (b) 0.500% of the next $500 million of the fund's average daily net assets; (c) 0.450% of the next $2 billion of the fund's average daily net assets; and (d) 0.425% of the fund's average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       33

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to the following for the six months ended November 30, 2017:

Class	Expense reduction	Class	Expense reduction
Class A	$20,561	Class I	$312
Class B	188	Class R6	33
Class C	2,079	Total	$23,173

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended November 30, 2017 were equivalent to a net annual effective rate of 0.54% of the fund's average daily net assets.

Accounting and legal services. Pursuant the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A, Class B and Class C. The current waiver agreement expires on September 30, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $250,050, $2,283 and $25,284 for Class A, Class B and Class C shares for the six months ended November 30, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $375,469 for the six months ended November 30, 2017. Of this amount, $53,207 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $272,062 was paid as sales commissions to broker-dealers and $50,200 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates,

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       34

beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2017, CDSCs received by the Distributor amounted to $330, $753 and $1,870 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$625,124	$91,755
Class B	22,831	838
Class C	252,844	9,279
Class I	—	1,389
Class R6	—	49
Total	$900,799	$103,310

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2017 and for the year ended May 31, 2017 were as follows:

		Six months ended 11-30-17		Year ended 5-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,064,891	$20,340,149	5,994,599	$59,854,884
Distributions reinvested	817,043	8,030,096	1,713,523	16,997,460
Repurchased	(4,512,632)	(44,433,649)	(10,590,676)	(104,257,117)
Net decrease	(1,630,698)	($16,063,404)	(2,882,554)	($27,404,773)
Class B shares
Sold	2,993	$29,485	16,932	$168,388
Distributions reinvested	6,010	59,075	14,636	145,335
Repurchased	(83,774)	(824,339)	(196,911)	(1,957,200)
Net decrease	(74,771)	($735,779)	(165,343)	($1,643,477)

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		Six months ended 11-30-17		Year ended 5-31-17
	Shares	Amount	Shares	Amount
Class C shares
Sold	218,437	$2,150,345	757,836	$7,635,843
Distributions reinvested	69,594	683,635	150,459	1,492,519
Repurchased	(599,216)	(5,898,658)	(1,491,188)	(14,699,995)
Net decrease	(311,185)	($3,064,678)	(582,893)	($5,571,633)
Class I shares[1]
Sold	399,737	$3,939,249	791,581	$7,702,127
Distributions reinvested	13,554	133,363	3,957	38,758
Repurchased	(178,577)	(1,761,301)	(101,265)	(990,342)
Net increase	234,714	$2,311,311	694,273	$6,750,543
Class R6 shares[2]
Sold	705,140	$6,970,993	—	—
Distributions reinvested	1,522	14,887	—	—
Repurchased	(27,004)	(265,236)	—	—
Net increase	679,658	$6,720,644	—	—
Total net decrease	(1,102,282)	($10,831,906)	(2,936,517)	($27,869,340)

1The inception date for Class I shares is 2-13-17.

2The inception date for Class R6 shares is 8-30-17.

Affiliates of the fund owned 1% of shares of Class R6 on November 30, 2017.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $27,249,276 and $45,807,270, respectively, for the six months ended November 30, 2017.

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Series Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock Tax-Free Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 19-22, 2017 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 22-24, 2017.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 19-22, 2017, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as

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determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services . Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance . In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

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(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three-year period and underperformed its benchmark index for the one-, five- and ten-year periods ended December 31, 2016. The Board also noted that the fund outperformed its peer group average for the three- and ten-year periods and underperformed its peer group average for the one- and five-year periods ended December 31, 2016. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the three-year period and to the peer group for the three- and ten-year periods. The Board concluded that the fund's performance has generally been in line with or generally outperformed the historical performance of comparable funds.

Fees and expenses . The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and that net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits . In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       39

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale . In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       40

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services . With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation . In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees . The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the Independent third party provider of fund data, to the extent available. The Board noted that limited size of the Lipper peer group median was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance . As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       41

Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or generally outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       42

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       43

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF418659	52SA 11/17 1/18

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 17, 2018